Licensed Copyrights, Net - Disclosure of Licensed Copyrights (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	¥ 50,616		¥ 48,561
Licensed copyrights, accumulated amortisation	(42,768)		(40,061)
Licensed copyrights, accumulated impairment	(261)		(311)
Licensed copyrights, net carrying value	7,587	$ 1,100	8,189
Licensed copyrights, gross carrying value current	15,612		15,664
Licensed copyrights, accumulated amortisation current	(14,847)		(14,706)
Licensed copyrights, accumulated impairment current	(19)		(27)
Licensed copyrights, net carrying value current	746	108	931
Licensed copyrights, gross carrying value non current	35,004		32,897
Licensed copyrights, accumulated amortisation non current	(27,921)		(25,355)
Licensed copyrights, accumulated impairment non current	(242)		(284)
Licensed copyrights, net carrying value non current	6,841	992	7,258
Broadcasting Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	43,217		41,489
Licensed copyrights, accumulated amortisation	(35,369)		(33,017)
Licensed copyrights, accumulated impairment	(261)		(311)
Licensed copyrights, net carrying value	7,587	1,100	8,161
Licensed copyrights, gross carrying value current	8,213		8,592
Licensed copyrights, accumulated amortisation current	(7,448)		(7,662)
Licensed copyrights, accumulated impairment current	(19)		(27)
Licensed copyrights, net carrying value current	746	108	903
Licensed copyrights, gross carrying value non current	35,004		32,897
Licensed copyrights, accumulated amortisation non current	(27,921)		(25,355)
Licensed copyrights, accumulated impairment non current	(242)		(284)
Licensed copyrights, net carrying value non current	6,841	992	7,258
Sublicensing Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	7,399		7,072
Licensed copyrights, accumulated amortisation	(7,399)		(7,044)
Licensed copyrights, accumulated impairment	0		0
Licensed copyrights, net carrying value	0	0	28
Licensed copyrights, gross carrying value current	7,399		7,072
Licensed copyrights, accumulated amortisation current	(7,399)		(7,044)
Licensed copyrights, accumulated impairment current	0		0
Licensed copyrights, net carrying value current	0	0	28
Licensed copyrights, gross carrying value non current	0		0
Licensed copyrights, accumulated amortisation non current	0		0
Licensed copyrights, accumulated impairment non current	0		0
Licensed copyrights, net carrying value non current	¥ 0	$ 0	¥ 0